Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Related Party Transactions Disclosure

8.Related Party Transactions

(a)As at December 31, 2020, the Company owed $823,132 (2019 - $904,827) to the former Chief Executive Officer of the Company, which is non-interest bearing, unsecured, and due on demand. As at December 31, 2020, the Company owed $17,318 (2019 - $16,207) to the President, and a company controlled by the President, which is non-interest bearing, unsecured, and due on demand.

(b)During the year ended December 31, 2020, the Company earned $246,928 (2019 - $212,095) in consulting revenues from companies related to the former CEO of the Company. As at December 31, 2020, $79,863 (2019 - $8,912) is receivable.

(c)During the year ended December 31, 2020, the Company paid $8,947 (2019 - $9,044) in consulting fees to the President of the Company for services.

(d)As at December 31, 2020 and 2019, the Company had an equity investment in a company related to the former CEO. During the year ended December 31, 2020, the Company did not make any additional investments (2019 - $6,608) in this company. During the year ended December 31, 2020, the value of the investment was reduced to $Nil (2019 - $27,034) (Note 11).

(e)As at December 31, 2020, the Company has a loan receivable of $25,708 (2019 - $23,588) from a company controlled by the former President of the Company. As at December 31, 2020, the Company has a loan receivable of $85,202 (2019 - $Nil) from a company controlled by the President (Note 4).